Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On April 29, 2019, the Company announced the closing of its initial public offering of 1,181,033 ordinary shares at a public offering price of $5.00 per share, for total gross proceeds of approximately $5.9 million before deducting underwriting discounts, commissions and other related expenses. The shares began trading on the NASDAQ Capital Market on Tuesday, April 30, 2019 under the ticker symbol "WAFU".